OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aircraft [member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	$ 3,042,231	$ 2,737,809	$ 3,037,585
Changes	(15,658)	304,422	(299,776)
Closing balance	3,026,573	3,042,231	2,737,809
New contracts		719,525	283,620
Write off	(7,435)
Renegotiations	(35,049)	(41,535)	(240,047)
Payments	(131,427)	(539,549)	(526,071)
Accrued interest	158,253	165,981	174,327
Exchange differences
Cumulative translation adjustment
Other increases (decreases)			8,395
Others [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	129,926	120,240	109,387
Changes	(35,493)	9,686	10,853
Closing balance	94,433	129,926	120,240
New contracts	543	23,878	36,191
Write off	(285)
Renegotiations	4,919	12,208	1,397
Payments	(36,689)	(37,391)	(30,316)
Accrued interest	9,348	11,968	8,623
Exchange differences	(7,967)	1,614	(5,667)
Cumulative translation adjustment	(38)	(467)
Other increases (decreases)	(5,324)	(2,124)	625
Lease Liability total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	3,172,157	2,858,049	3,146,972
Changes	(51,151)	314,108	(288,923)
Closing balance	3,121,006	3,172,157	2,858,049
New contracts	543	743,403	319,811
Write off	(7,720)
Renegotiations	(30,130)	(29,327)	(238,650)
Payments	(168,116)	(576,940)	(556,387)
Accrued interest	167,601	177,949	182,950
Exchange differences	(7,967)	1,614	(5,667)
Cumulative translation adjustment	(38)	(467)
Other increases (decreases)	$ (5,324)	$ (2,124)	$ 9,020